Financial risk management - Summary Of Fair Value Of The Loan Guarantees (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss
Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	57,723	S/ 39,694
Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	2,984,851	1,394,779
Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	89,758,133	71,655,768
Assets obtained	37,771,443	29,865,727
Net exposure	51,986,690	41,790,041
Expected credit loss	3,114,134	1,469,217
Financial assets impaired [member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,870,795	1,683,573
Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	727,757	780,587
Financial assets impaired [member] | Cash Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	28,626	27,857
Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,654,074	1,871,013
Financial assets impaired [member] | Investments Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	181,269	115,727
Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	27,078,830	24,051,512
Financial assets impaired [member] | Properties Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,088,062	984,405
Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	8,310,782	3,162,615
Financial assets impaired [member] | Others Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	572,838	555,584
Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	2,473,998	925,292
Assets obtained	919,658	873,253
Expected credit loss	1,682,440	556,721
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	236,735	199,173
Assets obtained	287,348	381,829
Expected credit loss	68,448	67,158
Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	60,114	47,349
Expected credit loss	50,406	40,566
Type Of Guarantee Or Credit Impovement [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,703,607	400,401
Expected credit loss	1,426,470	340,914
Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	443,480	247,962
Assets obtained	632,284	491,424
Expected credit loss	114,079	89,476
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	30,062	30,407
Assets obtained	26
Expected credit loss	23,037	18,607
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,805	2,847
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,779	2,847
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	26
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	911,545	867,092
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	279,261	375,668
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	632,284	491,424
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	5,308	3,314
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	5,308	3,314
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	85,146,202	67,553,791
Assets obtained	35,900,648	28,182,154
Net exposure	49,245,554	39,371,637
Expected credit loss	3,056,411	1,429,522
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash And Due From Banks [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	18,765,482	11,128,875
Assets obtained	0
Net exposure	18,765,482	11,128,875
Expected credit loss	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	22,001,567	17,479,006
Assets obtained	21,289,031	16,004,251
Net exposure	712,536	1,474,755
Expected credit loss	237,760	146,250
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,942,895	750,126
Assets obtained	0
Net exposure	1,942,895	750,126
Expected credit loss	145,714	68,247
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	11,416,175	12,821,567
Assets obtained	0
Net exposure	11,416,175	12,821,567
Expected credit loss	2,413,393	1,058,600
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	7,721,267	7,206,445
Assets obtained	14,555,850	12,135,552
Net exposure	(6,834,583)	(4,929,107)
Expected credit loss	187,984	121,682
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	4,611,931	4,101,977
Net exposure	2,741,136	2,418,404
Expected credit loss	57,723	39,695
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	43,081,904	38,257,144
Assets obtained	35,844,881	28,139,803
Net exposure	7,237,023	10,117,341
Expected credit loss	2,984,851	1,394,779
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Debt Instruments At Amortized Cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	2,707,298	2,206,986
Assets obtained	0
Net exposure	2,707,298	2,206,986
Expected credit loss	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	64,554,684	51,593,005
Assets obtained	35,844,881	28,139,803
Net exposure	28,709,803	23,453,202
Expected credit loss	2,984,851	1,394,779
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Debt Instruments At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	18,153,492	14,188,473
Assets obtained	0
Net exposure	18,153,492	14,188,473
Expected credit loss	71,560	34,743
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Derivative Financial Instruments Hedges [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	161,824	12,827
Assets obtained	0
Net exposure	161,824	12,827
Expected credit loss	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Total Debt Instruments At Fair Value Through Other omprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	18,153,492	14,188,473
Net exposure	18,153,492	14,188,473
Expected credit loss	71,560	34,743
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	233,425	207,949
Assets obtained	55,767	42,351
Net exposure	177,658	165,598
Expected credit loss	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	2,042,777	1,551,537
Assets obtained	0
Net exposure	2,042,777	1,551,537
Expected credit loss	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	2,438,026	1,772,313
Assets obtained	55,767	42,351
Net exposure	2,382,259	1,729,962
Expected credit loss	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	699,131	752,730
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Cash And Due From Banks [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	643,364	710,379
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	643,364	710,379
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Debt Instruments At Amortized Cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	643,364	710,379
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Debt Instruments At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Derivative Financial Instruments Hedges [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	55,767	42,351
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	55,767	42,351
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,472,805	1,755,286
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Cash And Due From Banks [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,472,805	1,755,286
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,472,805	1,755,286
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Debt Instruments At Amortized Cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,472,805	1,755,286
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Debt Instruments At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Derivative Financial Instruments Hedges [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	25,990,768	23,067,107
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Cash And Due From Banks [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	11,434,918	10,931,555
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	14,555,850	12,135,552
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	25,990,768	23,067,107
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Debt Instruments At Amortized Cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	25,990,768	23,067,107
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Debt Instruments At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Derivative Financial Instruments Hedges [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	7,737,944	2,607,031
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Cash And Due From Banks [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	7,737,944	2,607,031
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	7,737,944	2,607,031
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Debt Instruments At Amortized Cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	7,737,944	2,607,031
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Debt Instruments At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Derivative Financial Instruments Hedges [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Financial guarantee contracts [Member] | Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	4,587,472	4,078,167
Assets obtained	1,846,335	1,659,763
Net exposure	2,741,137	2,418,404
Expected credit loss	57,723	39,695
Financial guarantee contracts [Member] | Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	27,205	25,645
Financial guarantee contracts [Member] | Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	158,230	94,129
Financial guarantee contracts [Member] | Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,088,062	984,405
Financial guarantee contracts [Member] | Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	572,838	555,584
Letters Of Credit For Customers [Member] | Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	24,459	23,810
Assets obtained	24,460	23,810
Net exposure	(1)
Expected credit loss	0
Letters Of Credit For Customers [Member] | Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,421	2,212
Letters Of Credit For Customers [Member] | Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	23,039	S/ 21,598
Letters Of Credit For Customers [Member] | Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Letters Of Credit For Customers [Member] | Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	S/ 0